Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,875.00
Total Offset Amount	5,341.22
Net Fee	$ 5,533.78
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false